EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of entity's equity

	As of December 31,
	2021	2020
Equity attributable to Controlling Company	541,423	577,285
Equity attributable to non-controlling interest	8,572	9,659
Total equity (*)	549,995	586,944
(*)	Additional information is given in the consolidated statements of changes in equity.

Schedule of capital stock by class of shares

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011